Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation	$ 2,240	$ 1,515	$ 1,249